Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Simple Agreements For Future Equity
Net operating loss carryforwards	$ 12,347,734	$ 6,368,669
Contribution carryforwards	23,718	24,626
Tax credits	91,889
Stock-based compensation	157,165	155,404
Accrual to cash adjustment		1,299
Starup costs & other intangibles	1,700,257	1,816,143
Acquired intangibles	(870,569)
Lease Liabilities	16,339	52,805
Right of use assets	(16,308)	(30,236)
Accrued expenses	651,519
Capitalized R&D costs (Sec. 174)	1,930,337	798,802
Other	8,182	(3,363)
Deferred tax assets	16,040,263	9,184,149
Valuation allowance	(16,040,263)	(9,184,149)
Deferred tax assets, net of allowance